Stock Options (Tables)	3 Months Ended	12 Months Ended
	Nov. 30, 2018	Aug. 31, 2018
Stock Options Tables
Fair value of each option award
	Years Ended August 31,
	2018	2017	2016
Expected dividend yield	–	–	–
Expected stock price volatility	83.43% - 83.55%	79 - 81%	82%
Risk-free interest rate	2.27% - 2.33%	1.95 - 2.03%	2.06%
Expected term (in years)	7.67	5.00 - 7.67	7.67
Exercise price	$4.87 - $5.35	$2.71 - $3.28	$3.46
Weighted-average grant date fair-value	$3.76 - $5.64	$1.85 - $2.48	$2.64

Stock option activity
	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2018	1,291,334	5.22
Forfeitures and cancellations	(20,000)	4.87
Outstanding at November 30, 2018	1,271,334	5.23	8.83 years	6,875
Exercisable at November 30, 2018	484,334	5.08	8.45 years	5,575

	Number of Shares Subject to Option Grants	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value ($)
Outstanding at August 31, 2016	720,001	3.06
Grants	1,535,000	2.71
Exercises	(130,000)	2.62
Outstanding at August 31, 2017	2,125,001	2.84
Grants	1,263,000	5.25
Forfeitures and cancellations	(1,805,000)	2.74
Exercises	(291,667)	3.32
Outstanding at August 31, 2018	1,291,334	5.22	9.08 years	0
Exercisable at August 31, 2018	326,334	5.08	8.41 years	0

Share-based compensation cost
	Three Months Ended
	November 30,
	2018	2017
Stock Compensation Expense:
SG&A	$135,442	$399,477
R&D	250,292	114,797
Total	$385,734	$514,274

	Years Ended
	August 31,
	2018	2017	2016
Stock Compensation Expense:
SG&A	$1,018,351	$118,969	$211,406
R&D	796,974	80,630	97,357
Total	$1,815,325	$199,599	$308,763

Stock options outstanding and exercisable
	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price ($)	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)

3.28	7,500	7.96	3.28	7,500	7.96	3.28
3.46	35,000	7.10	3.46	25,000	7.10	3.46
4.87	187,500	8.98	4.87	187,500	8.98	4.87
5.35	1,008,000	9.09	5.35	231,000	9.09	5.35
5.94	33,334	2.07	5.94	33,334	2.07	5.94
Total	1,271,334	8.83	5.23	484,334	8.45	5.08

	Stock Options Outstanding			Stock Options Exercisable
Range of Exercise Prices	Number of Shares Subject to Outstanding Options	Weighted Average Contractual Life (years)	Weighted Average Exercise Price ($)	Number of Shares Subject To Options Exercise	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price ($)

3.28	7,500	8.21	3.28	7,500	8.21	3.28
3.46	35,000	7.35	3.46	25,000	7.35	3.46
4.87	207,500	9.23	4.87	92,500	9.23	4.87
5.35	1,008,000	9.34	5.35	168,000	9.34	5.35
5.94	33,334	2.32	5.94	33,334	2.32	5.94
Total	1,291,334	9.08	5.22	326,334	8.41	5.08